American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2025

Small Cap Value Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Automobile Components — 1.7%
Visteon Corp.	660,000	62,766,000
Banks — 22.3%
Ameris Bancorp	385,000	28,593,950
Atlantic Union Bankshares Corp.	1,315,000	46,419,500
Axos Financial, Inc.(1)	485,000	41,787,600
BancFirst Corp.	90,000	9,541,800
Central BanCo, Inc., Class A	782,055	18,863,167
Columbia Banking System, Inc.	2,940,000	82,173,000
First BanCorp	1,235,000	25,601,550
FNB Corp.	1,415,000	24,196,500
Home BancShares, Inc.	2,710,000	75,283,800
International Bancshares Corp.	920,000	61,124,800
Nicolet Bankshares, Inc.	105,000	12,736,500
Northeast Bank	95,000	9,873,350
Old National Bancorp	4,490,000	100,171,900
Pathward Financial, Inc.	265,000	18,815,000
Popular, Inc.	215,000	26,771,800
Southstate Bank Corp.	1,110,000	104,462,100
UMB Financial Corp.	730,000	83,979,200
Webster Financial Corp.	1,160,000	73,010,400
		843,405,917
Building Products — 1.0%
DIRTT Environmental Solutions(1)	7,095,240	4,792,835
Resideo Technologies, Inc.(1)	220,000	7,726,400
Tecnoglass, Inc.(2)	490,000	24,656,800
		37,176,035
Capital Markets — 2.0%
Marex Group PLC	1,215,000	46,607,400
StoneX Group, Inc.(1)	295,000	28,063,350
		74,670,750
Chemicals — 3.6%
Ashland, Inc.	665,000	39,015,550
Ingevity Corp.(1)	855,000	50,598,900
Minerals Technologies, Inc.	745,000	45,407,750
		135,022,200
Commercial Services and Supplies — 3.2%
Brink's Co.	653,379	76,268,931
Deluxe Corp.	340,000	7,592,200
Loomis AB	690,000	29,146,035
UniFirst Corp.	40,000	7,716,000
		120,723,166
Construction Materials — 0.6%
Titan America SA(1)	1,355,000	22,330,400
Containers and Packaging — 2.4%
Graphic Packaging Holding Co.	6,115,000	92,091,900
Distributors — 0.5%
Gold.com, Inc.	612,828	20,866,793
Diversified Consumer Services — 1.3%
KinderCare Learning Cos., Inc.(1)	3,195,000	13,802,400

McGraw Hill, Inc.(1)	2,096,805	34,597,283
		48,399,683
Electrical Equipment — 1.3%
Hammond Power Solutions, Inc.(2)	160,000	18,590,798
Sensata Technologies Holding PLC	900,000	29,961,000
		48,551,798
Electronic Equipment, Instruments and Components — 1.3%
Arrow Electronics, Inc.(1)	205,000	22,586,900
Ingram Micro Holding Corp.(2)	1,305,000	27,848,700
		50,435,600
Energy Equipment and Services — 1.1%
Flowco Holdings, Inc., Class A	1,610,000	30,171,400
Liberty Energy, Inc.	620,000	11,445,200
		41,616,600
Financial Services — 5.2%
Compass Diversified Holdings	3,235,000	15,528,000
Euronet Worldwide, Inc.(1)	1,080,000	82,198,800
EVERTEC, Inc.	3,055,000	88,869,950
Repay Holdings Corp.(1)	2,480,000	9,052,000
		195,648,750
Ground Transportation — 0.8%
ArcBest Corp.	275,000	20,402,250
Proficient Auto Logistics, Inc.(1)	1,085,000	10,459,400
		30,861,650
Health Care Equipment and Supplies — 3.4%
Embecta Corp.	2,920,000	34,689,600
Enovis Corp.(1)(3)	3,190,000	84,981,600
Envista Holdings Corp.(1)	470,000	10,203,700
		129,874,900
Health Care Providers and Services — 0.7%
Pediatrix Medical Group, Inc.(1)	1,210,000	25,881,900
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	120,000	5,647,200
LTC Properties, Inc.	565,000	19,424,700
		25,071,900
Hotel & Resort REITs — 1.7%
Ryman Hospitality Properties, Inc.	670,000	63,395,400
Hotels, Restaurants and Leisure — 0.7%
Boyd Gaming Corp.	290,000	24,719,600
Household Durables — 4.3%
Champion Homes, Inc.(1)	690,000	58,305,000
M/I Homes, Inc.(1)	280,000	35,826,000
Meritage Homes Corp.	490,000	32,242,000
Taylor Morrison Home Corp.(1)	630,000	37,088,100
		163,461,100
Household Products — 1.7%
Spectrum Brands Holdings, Inc.(2)	1,090,000	64,397,200
Industrial REITs — 2.9%
Americold Realty Trust, Inc.(2)	4,770,000	61,342,200
Terreno Realty Corp.	830,000	48,729,300
		110,071,500
Insurance — 5.2%
Accelerant Holdings, Class A(1)	950,000	15,532,500
Axis Capital Holdings Ltd.	950,000	101,735,500
Baldwin Insurance Group, Inc.(1)	615,000	14,778,450

Bowhead Specialty Holdings, Inc.(1)	310,000	8,847,400
Hamilton Insurance Group Ltd., Class B(1)	700,000	19,530,000
SiriusPoint Ltd.(1)	600,000	13,134,000
Slide Insurance Holdings, Inc.(1)	1,275,000	24,837,000
		198,394,850
Leisure Products — 1.4%
Brunswick Corp.	705,000	52,339,200
Machinery — 5.2%
Albany International Corp., Class A	385,000	19,519,500
Blue Bird Corp.(1)	575,000	27,025,000
Gates Industrial Corp. PLC(1)	1,655,000	35,532,850
Hillman Solutions Corp.(1)	3,960,000	34,293,600
Luxfer Holdings PLC	210,000	2,841,300
Timken Co.	940,000	79,082,200
		198,294,450
Media — 0.6%
Entravision Communications Corp., Class A(3)	6,446,938	18,889,528
Townsquare Media, Inc., Class A	448,489	2,305,234
		21,194,762
Oil, Gas and Consumable Fuels — 8.8%
Chord Energy Corp.	580,000	53,766,000
Crescent Energy Co., Class A(2)	7,640,000	64,099,600
Infinity Natural Resources, Inc., Class A(1)	1,100,000	16,203,000
Mach Natural Resources LP	1,740,000	19,209,600
Magnolia Oil & Gas Corp., Class A	2,805,000	61,401,450
Northern Oil & Gas, Inc.	2,650,000	56,895,500
Permian Resources Corp.	3,760,000	52,752,800
TXO Partners LP	978,352	10,439,016
		334,766,966
Personal Care Products — 1.1%
Edgewell Personal Care Co.(3)	2,445,000	41,687,250
Professional Services — 3.4%
IBEX Holdings Ltd.(1)	145,000	5,536,100
Korn Ferry	800,000	52,816,000
Science Applications International Corp.	240,000	24,158,400
TriNet Group, Inc.	805,000	47,599,650
		130,110,150
Residential REITs — 0.3%
UMH Properties, Inc.	675,263	10,743,434
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	795,000	31,386,600
Axcelis Technologies, Inc.(1)	635,000	51,015,900
Kulicke & Soffa Industries, Inc.	820,000	37,359,200
		119,761,700
Software — 0.8%
Opera Ltd., ADR(2)	910,000	12,885,600
Progress Software Corp.(1)	410,000	17,613,600
		30,499,200
Specialized REITs — 0.9%
EPR Properties	545,000	27,195,500
Smartstop Self Storage REIT, Inc.	265,000	8,199,100
		35,394,600
Specialty Retail — 2.9%
Bath & Body Works, Inc.	3,055,000	61,344,400
MarineMax, Inc.(1)(3)	1,324,505	32,092,756

OneWater Marine, Inc., Class A(1)(2)(3)	1,355,000	14,661,100
		108,098,256
Textiles, Apparel and Luxury Goods — 0.4%
Birkenstock Holding PLC(1)	395,000	16,155,500
Tobacco — 0.5%
Turning Point Brands, Inc.	175,000	18,970,000
Trading Companies and Distributors — 0.1%
DXP Enterprises, Inc.(1)	50,000	5,489,500
TOTAL COMMON STOCKS (Cost $3,469,285,353)		3,753,340,560
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,866,623	3,866,623
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $23,826,296), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $23,363,957)		23,359,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,225,623)		27,225,623
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,496,510,976)		3,780,566,183
OTHER ASSETS AND LIABILITIES — 0.1%		5,248,942
TOTAL NET ASSETS — 100.0%		$3,785,815,125

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,599,360	USD	1,165,967	Citibank NA	3/27/26	$3,508
CAD	711,280	USD	517,734	Citibank NA	3/27/26	2,364
CAD	522,240	USD	383,211	Citibank NA	3/27/26	(1,341)
USD	17,439,205	CAD	23,903,360	Citibank NA	3/27/26	(39,279)
USD	532,322	CAD	728,960	Citibank NA	3/27/26	(704)
USD	24,060,726	SEK	222,292,000	Citibank NA	3/27/26	(187,097)
USD	652,701	SEK	5,973,800	Citibank NA	3/27/26	1,073
						$(221,476)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,404,200. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,152,706, which includes securities collateral of $12,286,083.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,705,603,727	$47,736,833	—
Short-Term Investments	3,866,623	23,359,000	—
	$3,709,470,350	$71,095,833	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,945	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$228,421	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Income
Compass Diversified Holdings(1)	$76,360	$1,183	$22,394	$(39,621)	—(1)	—(1)	$(14,321)	$1,023
Edgewell Personal Care Co.	76,621	8,444	14,709	(28,669)	$41,687	2,445	(4,796)	1,063
Embecta Corp.(1)	35,445	9,034	18,045	8,255	—(1)	—(1)	(9,299)	1,438
Enovis Corp.(2)	101,830	30,146	23,128	(23,866)	84,982	3,190	(8,719)	—
Entravision Communications Corp., Class A	13,976	—	676	5,590	18,890	6,447	(67)	988
EVERTEC, Inc.(1)	122,076	16,195	28,612	(20,790)	—(1)	—(1)	(2,568)	455
MarineMax, Inc.(2)	33,960	—	9,307	7,440	32,093	1,325	(2,835)	—
OneWater Marine, Inc., Class A(2)(3)	21,438	1,215	2,087	(5,905)	14,661	1,355	(1,212)	—
Spectrum Brands Holdings, Inc.(3)(1)	67,977	22,498	16,182	(9,895)	—(1)	—(1)	(1,383)	1,551
	$549,683	$88,715	$135,140	$(107,461)	$192,313	14,762	$(45,200)	$6,518
(1)Company was not an affiliate at December 31, 2025.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.